American Century Investments®
Quarterly Portfolio Holdings
Select Fund
January 31, 2020

Select - Schedule of Investments
JANUARY 31, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.8%
Aerospace and Defense — 1.2%
Boeing Co. (The)	128,300	40,834,040
Auto Components — 0.9%
Aptiv plc	355,600	30,151,324
Banks — 0.8%
JPMorgan Chase & Co.	216,700	28,682,412
Beverages — 1.9%
Constellation Brands, Inc., Class A	173,800	32,726,540
Diageo plc	832,000	32,919,273
		65,645,813
Biotechnology — 3.4%
Biogen, Inc.(1)	170,700	45,892,695
Regeneron Pharmaceuticals, Inc.(1)	137,300	46,399,162
Vertex Pharmaceuticals, Inc.(1)	127,400	28,926,170
		121,218,027
Building Products — 0.5%
Allegion plc	137,900	17,833,228
Capital Markets — 1.7%
Cboe Global Markets, Inc.	278,600	34,329,092
MSCI, Inc.	92,000	26,293,600
		60,622,692
Chemicals — 0.8%
Sherwin-Williams Co. (The)	50,100	27,905,199
Containers and Packaging — 0.5%
Ball Corp.	250,400	18,073,872
Entertainment — 2.9%
Electronic Arts, Inc.(1)	342,200	36,930,224
Walt Disney Co. (The)	472,800	65,392,968
		102,323,192
Equity Real Estate Investment Trusts (REITs) — 2.5%
American Tower Corp.	201,500	46,695,610
Equinix, Inc.	70,400	41,516,992
		88,212,602
Food and Staples Retailing — 1.1%
Costco Wholesale Corp.	130,200	39,778,704
Health Care Equipment and Supplies — 3.1%
Boston Scientific Corp.(1)	701,200	29,359,244
Danaher Corp.	195,000	31,369,650
Stryker Corp.	231,400	48,755,980
		109,484,874
Health Care Providers and Services — 3.8%
UnitedHealth Group, Inc.	497,600	135,571,120
Hotels, Restaurants and Leisure — 1.1%
Starbucks Corp.	460,000	39,021,800

Industrial Conglomerates — 1.0%
Roper Technologies, Inc.	90,900	34,692,894
Interactive Media and Services — 12.7%
Alphabet, Inc., Class A(1)	90,600	129,809,868
Alphabet, Inc., Class C(1)	129,100	185,159,093
Facebook, Inc., Class A(1)	647,600	130,756,916
		445,725,877
Internet and Direct Marketing Retail — 6.1%
Amazon.com, Inc.(1)	106,300	213,526,936
IT Services — 11.8%
Mastercard, Inc., Class A	714,500	225,739,130
PayPal Holdings, Inc.(1)	926,300	105,496,307
Visa, Inc., Class A	413,900	82,353,683
		413,589,120
Machinery — 2.3%
FANUC Corp.	146,700	26,689,236
Graco, Inc.	1,012,300	53,803,745
		80,492,981
Multiline Retail — 1.0%
Target Corp.	325,500	36,045,870
Oil, Gas and Consumable Fuels — 0.7%
EOG Resources, Inc.	334,500	24,388,395
Personal Products — 1.6%
Estee Lauder Cos., Inc. (The), Class A	291,300	56,850,108
Pharmaceuticals — 1.1%
Bristol-Myers Squibb Co.	597,700	37,625,215
Professional Services — 4.1%
IHS Markit Ltd.(1)	895,400	70,611,244
Verisk Analytics, Inc.	455,200	73,956,344
		144,567,588
Road and Rail — 0.8%
Canadian Pacific Railway Ltd.	103,300	27,440,770
Semiconductors and Semiconductor Equipment — 4.3%
Analog Devices, Inc.	478,900	52,559,275
Maxim Integrated Products, Inc.	912,300	54,847,476
Texas Instruments, Inc.	371,900	44,869,735
		152,276,486
Software — 9.2%
Microsoft Corp.	1,181,100	201,058,653
Proofpoint, Inc.(1)	146,600	18,003,946
salesforce.com, Inc.(1)	463,800	84,555,378
VMware, Inc., Class A(1)	136,700	20,239,802
		323,857,779
Specialty Retail — 5.0%
Home Depot, Inc. (The)	304,600	69,479,260
Lowe's Cos., Inc.	235,100	27,328,024
TJX Cos., Inc. (The)	1,317,800	77,802,912
		174,610,196
Technology Hardware, Storage and Peripherals — 10.0%
Apple, Inc.	1,139,500	352,686,645

Textiles, Apparel and Luxury Goods — 1.9%
NIKE, Inc., Class B	705,700	67,958,910
TOTAL COMMON STOCKS (Cost $1,417,801,155)		3,511,694,669
RIGHTS†
Pharmaceuticals†
Bristol-Myers Squibb Co.(1) (Cost $832,404)	390,800	1,359,984
TEMPORARY CASH INVESTMENTS — 0.1%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.375% - 7.875%, 2/15/21 - 2/15/49, valued at $3,242,328), in a joint trading account at 1.35%, dated 1/31/20, due 2/3/20 (Delivery value $3,174,357)		3,174,000
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 11/15/45, valued at $173,888), at 0.65%, dated 1/31/20, due 2/3/20 (Delivery value $169,009)		169,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	133,241	133,241
TOTAL TEMPORARY CASH INVESTMENTS (Cost $3,476,241)		3,476,241
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $1,422,109,800)		3,516,530,894
OTHER ASSETS AND LIABILITIES — 0.1%		2,221,780
TOTAL NET ASSETS — 100.0%		$3,518,752,674

WRITTEN OPTIONS CONTRACTS
Reference Entity	Contracts	Type	Exercise Price	Expiration Date	Underlying Notional Amount	Premiums Received	Value
Home Depot, Inc. (The)	150	Call	$245.00	2/21/20	$3,421,500	$(17,511)	$(5,325)
Home Depot, Inc. (The)	300	Call	$240.00	2/21/20	$6,843,000	(58,731)	(24,450)
Mastercard, Inc.	400	Call	$335.00	2/21/20	$12,637,600	(72,267)	(46,000)
Roper Technologies, Inc.	90	Call	$400.00	2/21/20	$3,434,940	(19,294)	(12,600)
Verisk Analytics, Inc.	482	Call	$170.00	2/21/20	$7,831,054	(73,053)	(57,840)
Vertex Pharmaceuticals, Inc.	22	Call	$240.00	2/21/20	$499,510	(4,236)	(3,630)
						$(245,092)	$(149,845)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	1,498,186	USD	1,150,018	Morgan Stanley	3/31/20	$(17,980)
CAD	4,707,966	USD	3,608,660	Morgan Stanley	3/31/20	(51,295)
USD	23,263,693	CAD	30,596,315	Morgan Stanley	3/31/20	144,948
USD	616,110	CAD	814,211	Morgan Stanley	3/31/20	888
						$76,561

NOTES TO SCHEDULE OF INVESTMENTS
CAD	-	Canadian Dollar
USD	-	United States Dollar

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded options contracts are valued at a mean as provided by independent pricing services. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	3,424,645,390	87,049,279	—
Rights	1,359,984	—	—
Temporary Cash Investments	133,241	3,343,000	—
	3,426,138,615	90,392,279	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	145,836	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	69,275	—
Written Options Contracts	149,845	—	—
	149,845	69,275	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.